Property And Equipment And Intangible Assets - Summary of Property, Plant and Equipment (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, gross	$ 17,437	$ 9,460
Less: accumulated depreciation	(3,972)	(2,316)
Property and equipment—net	13,465	7,144
Computer equipment, software, and domain names [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, gross	3,423	2,372
Warehouse machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, gross	3,292	0
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, gross	992	976
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, gross	6,338	5,604
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, gross	$ 3,392	$ 508